Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2019
Income tax receivables and payables
Schedule of income tax receivables and payables

	December 31, 2019				December 31, 2018
	Receivables		Payables		Receivables		Payables
(€ million)	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
Income taxes	192	173	456	454	191	168	440	287